CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net loss	¥ (467,108)	$ (71,588)	¥ (501,827)	¥ (382,041)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	75,695	11,601	54,281	51,359
Depreciation and amortization	14,017	2,148	11,668	11,266
(Gain) loss on disposal of property and equipment	162	25	(5)	1,110
Inventory write-down	24,216	3,711	790
Allowance of credit losses	(645)	(99)
Impairment loss			11,000
Investment Income	(970)	(149)	(9,635)	(10,869)
Noncash lease expense	39,303	6,023	25,394
Exchange Gain	(5,547)	(850)	10,328	(2,459)
Changes in operating assets and liabilities:
Accounts receivable	(98,276)	(15,061)	(36,678)	(8,171)
Notes receivable	11,004	1,686	(23,587)
Inventories	(304,474)	(46,662)	(276,225)	(66,780)
Prepayments and other current assets	(102,119)	(15,650)	(47,457)	(56,329)
Other non-current assets	(2,052)	(314)	367	(3,376)
Accounts payable	629,018	96,401	232,076	84,118
Accrued expenses and other current liabilities	111,284	17,055	74,376	28,560
Operating lease liabilities	(38,085)	(5,837)	(24,721)
Other non-current liabilities	(2,200)	(337)	(2,199)	8,135
Net cash used in operating activities	(116,777)	(17,897)	(512,382)	(343,018)
Investing activities:
Purchases of property and equipment	(25,505)	(3,909)	(20,030)	(14,443)
Purchases of intangible assets	(289)	(44)	(4,580)	(376)
Purchase of short-term investments	(500,000)	(76,628)	(601,000)	(519,187)
Proceeds from sale or maturity of short-term investments	200,970	30,800	863,106	578,359
Proceeds from disposition of property and equipment	155	24	179	101
Net cash provided by (used in) investing activities	(324,669)	(49,757)	237,675	44,454
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	6,326	970	11,328
Payments of share repurchase	(11,981)	(1,836)	(22,991)
Contribution from redeemable non-controlling interest holders	934,820	143,267
Contribution from non-controlling interest holders	32,500	4,981
Proceeds from IPO, net of issuance cost				694,878
Proceeds from short-term bank borrowings	398,766	61,114	150,919
Repayment of short-term bank borrowings	(264,597)	(40,551)	(55,838)
Proceeds from other financing activities			25,569
Payment for other financing activities	(25,427)	(3,897)
Proceeds from preferred shareholders				277,819
Net cash provided by financing activities	1,070,407	164,048	108,987	972,697
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(8,149)	(1,249)	9,702	11,947
Net increase (decrease) in cash and cash equivalents, and restricted cash	620,812	95,145	(156,018)	686,080
Cash and cash equivalents, and restricted cash at the beginning of the year	697,722	106,929	853,740	167,660
Cash and cash equivalents, and restricted cash at the end of the year	1,318,534	202,074	697,722	853,740
Supplemental disclosure of cash flow information:
Interest paid	10,865	1,665	818
Income tax paid				8
Supplemental disclosures of non-cash investing and financing activities:
Change in fair value of available-for-sale investments	1,137	174	7,335	8,734
Purchases of property and equipment included in payables	1,771	271	1,133	848
Cash and cash equivalents, and restricted cash	¥ 1,318,534	$ 202,074	¥ 697,722	¥ 853,740